Significant Accounting Policies - Estimated Useful Lives of Property And Equipment (Detail)	12 Months Ended
Dec. 31, 2015
Drillships and Related Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	15 years
Drillships and Related Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	35 years
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	2 years
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	7 years